Fair Value Measurements	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	FAIR VALUE MEASUREMENTS

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2—	Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3—	Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures equity investments with readily determinable fair value, other invested securities and investments accounted for at fair value on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s available-for-sale debt investments and other invested securities are measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s equity investments in the equity securities of publicly listed companies are measured using quoted market prices. Investments accounted for at fair value are equity investments in unlisted companies held by consolidated investment companies, which do not have readily determinable market values. The fair value of these investments were categorized as Level 3 in the fair value hierarchy. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

The Company measures certain debt and equity investments at fair value on a nonrecurring basis if an impairment charge is recognized. For equity investments without readily fair value for which the Company elected to use the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair value of these investments were categorized as Level 3 in the fair value hierarchy. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on other-than-temporary basis.

Assets and liabilities measured at fair value on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2017
	Total fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	130		130
Money market funds	2,384	2,384

Short-term investments
Held-to-maturity debt investments	48,695		48,695

Long-term notes payable	35,943		35,943

Fair value measurement
Short-term investments
Available-for-sale debt investments	40,715		40,715

Other invested securities	18,350		18,350

Long-term investments
Available-for-sale equity investments	2,773	2,773
Investments accounted for at fair value	321			321

Other non-current assets
Derivative instruments	168		168

Total assets measured at fair value	62,327	2,773	59,233	321

			Fair value measurement or disclosure at September 30, 2018
	Total fair value at September 30, 2018		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(RMB)	(US$)	(RMB)	(RMB)	(RMB)
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	1,498	218		1,498
Money market fund	2,672	389	2,672

Short-term investments:
Held-to-maturity debt investments	32,105	4,675		32,105

Long-term notes payable	40,328	5,872		40,328

Fair value measurement
Short-term investments:
Available-for-sale debt investments	50,161	7,304		50,161

Long-term investments:
Equity investments at fair value with readily determinable fair value	5,003	728	5,003
Investment accounted for at fair value	1,279	186			1,279

Other non-current assets
Derivative instruments	296	43		277	19

Accounts payable and accrued liabilities
Derivative instruments	123	18			123
Amounts due to related parties, non-current
Financial liability	347	51		347

Net assets measured at fair value	56,269	8,192	5,003	50,091	1,175

Assets measured at fair value on a non-recurring basis

The company measures non-financial assets such as long-term investments on a nonrecurring basis when impairment charges are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). RMB197 million and RMB298 million (US$45 million) of long-term investments impairment charges were recognized for the three-month periods ended September 30, 2017 and 2018. RMB197 million and RMB396 million (US$58 million) of long-term investments impairment charges were recognized for the nine-month periods ended September 30, 2017 and 2018.

The remeasurement was due to declining financial performances and changes in the business circumstances of these investees. The corresponding impairment charges incurred were recorded accordingly. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these investments. For investments in private companies, information considered by the Company include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, and liquidity factors. For investments in listed companies, the Company mainly considered the quoted share price.